Share-Based Compensation - Summary of Stock Options Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, options outstanding	21,646,232
Number of options, granted
Option exercised, shares	428,182
Number of options, forfeited	1,317,461
Number of options, options outstanding	19,900,589	21,646,232
Number of options, options vested and expected to vest	19,900,589
Number of options, option exercisable	15,948,198
Weighted average exercise price, options outstanding	¥ 37.78
Weighted average exercise price, granted
Weighted average exercise price, exercised	3.42
Weighted average exercise price, forfeited	40.53
Weighted average exercise price, options outstanding	38.22	¥ 37.78
Weighted average exercise price, options vested and expected to vest	38.22
Weighted average exercise price, option exercisable	¥ 36.97
Weighted average remaining contractual term (years), options outstanding	3 years 9 months 14 days	4 years 9 months 7 days
Weighted average remaining contractual term (years), options vested and expected to vest	3 years 9 months 14 days
Weighted average remaining contractual term (years), option exercisable	3 years 8 months 15 days
Aggregate intrinsic value, options outstanding	¥ 123,239
Aggregate intrinsic value, options outstanding	67,901	¥ 123,239
Aggregate intrinsic value, options vested and expected to vest	67,901
Aggregate intrinsic value, option exercisable	¥ 64,135